CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash and cash equivalents	$ 46,551	$ 55,675	$ 27,533
Accounts receivable, net	253,659	240,110	181,089
Inventories	161,831	171,836	144,342
Prepaid expenses and other current assets	28,147	26,892	20,704
Deferred income taxes	7,787	8,454	24,801
Total current assets	497,975	502,967	398,469
Property, plant and equipment
Land	55,345	58,316	58,489
Buildings and improvements	65,368	58,368	57,800
Machinery and equipment	387,955	373,639	351,134
Furniture and fixtures	15,513	13,056	14,484
Construction in progress	9,173	12,255	13,153
Total	533,354	515,634	495,060
Less: Accumulated depreciation	(136,434)	(86,691)	(41,594)
Property, plant and equipment, net	396,920	428,943	453,466
Other assets
Intangible assets, net	367,041	419,733	483,943
Goodwill	474,030	474,901	490,738
Deferred financing costs, net	3,202	4,311	4,812
Deferred income taxes	13,247	14,568	1,473
Other assets	34,973	36,702	11,254
Total assets	1,787,388	1,882,125	1,844,155
Current liabilities
Accounts payable	163,067	176,431	170,883
Payroll and benefits	37,958	51,606	40,006
Other current liabilities	38,254	46,097	33,137
Short-term foreign borrowings	4,559	3,488	7,883
Current portion of long-term debt	9,619	11,740	12,650
Income taxes payable	8,685	6,022	4,269
Total current liabilities	262,142	295,384	268,828
Long-term debt, less current portion	932,123	1,173,161	1,112,669
Deferred income taxes	86,144	93,061	120,686
Other long-term liabilities	31,500	31,829	39,440
Total liabilities	$ 1,311,909	$ 1,593,435	$ 1,541,623
Commitments and Contingencies
Shareholders' equity
Preference shares-no shares issued
Common shares	$ 77,453	$ 61,939	$ 61,939
Additional paid-in capital	469,688	278,695	273,536
Accumulated deficit	(36,492)	(45,365)	(51,864)
Accumulated other comprehensive income (loss)	(38,061)	(13,287)	12,891
Total Multi Packaging Solutions International Limited shareholders' equity	472,588	281,982	296,502
Noncontrolling interest	2,891	6,708	6,030
Total shareholders' equity	475,479	288,690	302,532
Total liabilities and shareholders' equity	$ 1,787,388	$ 1,882,125	$ 1,844,155